Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Research and development expenses		$ 321	$ 471
Advertising and marketing expenses		$ 12,223	1,231
Deposit rate percentage		8.33%
Severance cost		$ 193	$ 109
Moringa Acquisition Corp [Member]
Significant Accounting Policies (Details) [Line Items]
Share amount (in Shares)	11,500,000	11,500,000
Purchase shares (in Shares)	5,940,000	5,940,000
Federal depository insurance coverage	$ 250,000	$ 250,000
Incurred offering costs		334,345
Underwriter discount		2,300,000
Remaining amount		$ 7,599
Percentage of tax benefit	50.00%	50.00%
Shares subject to possible redemption	$ 2,551,880
Short Term Deposits [Member]
Significant Accounting Policies (Details) [Line Items]
Weighted average annual rate		0.01%	0.01%